3. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0	$ 0
Allowance against notes receivable	0	0	0
Uncertain tax positions	$ 0	$ 0	$ 0